Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 99.5%
		Communication Services: 2.2%
7,544	(1)	Altice USA, Inc.	$ 207,007	0.1
218		Cable One, Inc.	457,711	0.3
1,964		Fox Corp. - Class A	73,532	0.1
15,461	(1)	Iridium Communications, Inc.	688,169	0.5
4,001	(1)	Liberty Global PLC - Class A	114,989	0.1
10,438		New York Times Co.	530,042	0.4
8,654		News Corp - Class A	194,455	0.1
1,138	(1)	Pinterest, Inc.	63,239	0.0
3,855	(1)	Playtika Holding Corp.	101,733	0.1
424	(1)	Roku, Inc.	149,418	0.1
4,379		ViacomCBS, Inc. - Class B	181,509	0.1
11,914	(1)	Yelp, Inc.	458,808	0.3
			3,220,612	2.2

		Consumer Discretionary: 15.5%
5,716	(1)	Adient plc	224,867	0.1
6,929	(1)	Adtalem Global Education, Inc.	256,373	0.2
8,022	(2)	American Eagle Outfitters, Inc.	244,831	0.2
6,489	(1)	Autonation, Inc.	707,885	0.5
3,391		BorgWarner, Inc.	144,728	0.1
12,107	(1)	Boyd Gaming Corp.	743,007	0.5
3,680		Brunswick Corp.	356,482	0.2
2,452		Carter's, Inc.	251,036	0.2
592	(1)	Carvana Co.	194,211	0.1
5,593	(1)	CROCS, Inc.	798,792	0.5
28,961		Dana, Inc.	673,633	0.5
3,231	(1)	Deckers Outdoor Corp.	1,352,012	0.9
7,367		Dick's Sporting Goods, Inc.	1,037,347	0.7
557	(1)	Five Below, Inc.	118,535	0.1
8,641		Foot Locker, Inc.	489,858	0.3
4,241	(1)	Fox Factory Holding Corp.	651,714	0.4
3,002	(1)	GameStop Corp.	655,156	0.4
29,175		Gentex Corp.	898,590	0.6
14,740	(1)	Goodyear Tire & Rubber Co.	233,482	0.2
16,455		H&R Block, Inc.	422,071	0.3
1,774	(1)	Hilton Worldwide Holdings, Inc.	221,502	0.1
12,740		KB Home	548,202	0.4
12,786		Kohl's Corp.	733,916	0.5
1,796		Lear Corp.	287,252	0.2
3,676		Lennar Corp. - Class A	394,472	0.3
2,636		Lithia Motors, Inc.	873,307	0.6
4,529	(1)	LKQ Corp.	238,633	0.2
1,385	(1)	Marriott Vacations Worldwide Corp.	207,127	0.1
4,146	(1)	Mattel, Inc.	88,517	0.1
68	(1)	NVR, Inc.	352,236	0.2
1,914	(1)	Ollie's Bargain Outlet Holdings, Inc.	138,535	0.1
1,240	(1)	Penn National Gaming, Inc.	100,564	0.1
622		Polaris, Inc.	74,491	0.0
4,499		Pulte Group, Inc.	242,316	0.2
1,003	(1)	RH	702,772	0.5
7,472	(1)	Scientific Games Corp.	540,599	0.4
18,614		Service Corp. International	1,168,215	0.8
18,264	(1)	Taylor Morrison Home Corp.	513,036	0.3
8,214		Tempur Sealy International, Inc.	367,166	0.2
3,787		Thor Industries, Inc.	429,559	0.3
3,003		Toll Brothers, Inc.	192,372	0.1
1,045	(1)	TopBuild Corp.	228,636	0.2
9,164		Travel + Leisure Co.	501,821	0.3
24,956	(1)	Tri Pointe Homes, Inc.	593,204	0.4
220	(1)	Ulta Beauty, Inc.	85,208	0.1
19,247		Wendy's Company	443,066	0.3
4,370		Williams-Sonoma, Inc.	815,879	0.6
2,363		Wingstop, Inc.	406,271	0.3
8,988	(1)	YETI Holdings, Inc.	892,868	0.6
			22,836,352	15.5

		Consumer Staples: 3.1%
4,296	(2)	Albertsons Cos, Inc.	130,427	0.1
7,654	(1)	BJ's Wholesale Club Holdings, Inc.	433,676	0.3
143	(1)	Boston Beer Co., Inc.	81,540	0.1
9,991	(1)	Darling Ingredients, Inc.	744,330	0.5
7,560		Energizer Holdings, Inc.	297,410	0.2
16,278		Flowers Foods, Inc.	392,788	0.3
3,897	(1)	Herbalife Nutrition Ltd.	200,072	0.1
1,707		Hershey Co.	303,334	0.2
3,093		Ingredion, Inc.	271,751	0.2
6,986		Nu Skin Enterprises, Inc.	353,631	0.2
5,785	(1)	Post Holdings, Inc.	647,399	0.4
1,194		Sanderson Farms, Inc.	234,621	0.2
9,167	(1)	Sprouts Farmers Market, Inc.	228,258	0.1
3,324		Tyson Foods, Inc.	261,001	0.2
			4,580,238	3.1

		Energy: 2.0%
9,955		APA Corp.	193,923	0.1
12,705	(1)	ChampionX Corp.	296,408	0.2
6,274		Cimarex Energy Co.	402,916	0.3
4,829	(1)	EQT Corp.	88,515	0.1
35,520		Equitrans Midstream Corp.	310,090	0.2
11,662		Halliburton Co.	233,007	0.2
3,088		Marathon Petroleum Corp.	183,026	0.1
1,027		Pioneer Natural Resources Co.	153,711	0.1
16,651		Targa Resources Corp.	731,312	0.5
11,680		World Fuel Services Corp.	377,965	0.2
			2,970,873	2.0

		Financials: 15.2%
122	(1)	Alleghany Corp.	82,556	0.1
7,850		Ally Financial, Inc.	415,265	0.3
1,780		Ameriprise Financial, Inc.	485,780	0.3
17,204		Annaly Capital Management, Inc.	149,503	0.1

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Financials: (continued)
16,345		Bank OZK	$ 693,518	0.5
1,451		Brown & Brown, Inc.	84,231	0.1
8,753		Citizens Financial Group, Inc.	383,294	0.3
28,327		CNO Financial Group, Inc.	692,878	0.5
2,517		East West Bancorp, Inc.	184,597	0.1
10,477		Essent Group Ltd.	493,257	0.3
3,966		Evercore, Inc.	553,812	0.4
760		Factset Research Systems, Inc.	288,967	0.2
9,659		Fifth Third Bancorp	375,349	0.2
14,733		First American Financial Corp.	1,039,118	0.7
1,079		Globe Life, Inc.	103,660	0.1
17,530		Hancock Whitney Corp.	805,679	0.5
6,164		Hanover Insurance Group, Inc.	871,035	0.6
9,943		International Bancshares Corp.	416,413	0.3
15,911		Janus Henderson Group PLC	689,901	0.5
5,428		Jefferies Financial Group, Inc.	200,619	0.1
13,926		Keycorp	282,976	0.2
2,053		LPL Financial Holdings, Inc.	303,536	0.2
46,120		MGIC Investment Corp.	704,252	0.5
450		MSCI, Inc. - Class A	285,561	0.2
24,385		Navient Corp.	565,976	0.4
7,786		New Residential Investment Corp.	85,023	0.1
53,289		New York Community Bancorp., Inc.	667,178	0.4
44,955		Old Republic International Corp.	1,168,830	0.8
9,367		PacWest Bancorp	398,566	0.3
2,019		Popular, Inc.	153,323	0.1
4,379		Primerica, Inc.	669,724	0.5
6,347		PROG Holdings, Inc.	300,340	0.2
1,420		Prosperity Bancshares, Inc.	99,230	0.1
24,740		Regions Financial Corp.	505,438	0.3
1,375		Reinsurance Group of America, Inc.	159,253	0.1
2,398		RLI Corp.	261,934	0.2
9,884		SEI Investments Co.	620,814	0.4
3,699		Selective Insurance Group	309,125	0.2
1,624		Signature Bank	421,152	0.3
13,644		Stifel Financial Corp.	942,800	0.6
9,373		Synchrony Financial	466,307	0.3
19,492		Synovus Financial Corp.	840,105	0.6
2,999		Tradeweb Markets, Inc.	260,943	0.2
6,986		UMB Financial Corp.	639,778	0.4
44,957		Umpqua Holdings Corp.	875,313	0.6
8,095		Unum Group	215,489	0.1
5,877		Washington Federal, Inc.	195,704	0.1
9,847		Webster Financial Corp.	497,470	0.3
1,868		Wintrust Financial Corp.	139,801	0.1
5,939		Zions Bancorp NA	343,868	0.2
			22,389,241	15.2

		Health Care: 10.4%
396	(1)	10X Genomics, Inc.	69,664	0.0
2,683		Agilent Technologies, Inc.	470,786	0.3
2,492	(1)	Amedisys, Inc.	457,157	0.3
1,280	(1)	Arrowhead Pharmaceuticals, Inc.	85,914	0.1
1,293		Bio-Techne Corp.	645,388	0.4
1,614	(1)	Charles River Laboratories International, Inc.	716,390	0.5
1,709		Chemed Corp.	814,680	0.6
5,095	(1)	Emergent Biosolutions, Inc.	321,393	0.2
4,800	(1)	Envista Holdings Corp.	205,392	0.1
28,111	(1)	Exelixis, Inc.	538,888	0.4
3,624	(1)	Globus Medical, Inc.	295,718	0.2
10,612	(1)	Halozyme Therapeutics, Inc.	445,598	0.3
2,366	(1)	HealthEquity, Inc.	151,826	0.1
3,492		Hill-Rom Holdings, Inc.	508,365	0.3
1,286	(1)	ICON PLC	328,920	0.2
3,754	(1)	Incyte Corp., Ltd.	287,144	0.2
5,316	(1)	Jazz Pharmaceuticals PLC	700,170	0.5
3,229	(1)	LHC Group, Inc.	603,048	0.4
648	(1)	Ligand Pharmaceuticals, Inc.	85,730	0.1
2,854	(1)	Masimo Corp.	774,975	0.5
1,986		McKesson Corp.	405,422	0.3
3,066	(1)	Medpace Holdings, Inc.	559,085	0.4
67	(1)	Mettler Toledo International, Inc.	104,040	0.1
5,401	(1)	Molina Healthcare, Inc.	1,451,627	1.0
1,077	(1)	Natera, Inc.	127,549	0.1
1,923	(1)	Neurocrine Biosciences, Inc.	183,070	0.1
5,251	(1)	NuVasive, Inc.	326,297	0.2
15,127		Patterson Cos., Inc.	463,491	0.3
803	(1)	Penumbra, Inc.	220,785	0.1
5,535	(1)	Progyny, Inc.	309,241	0.2
4,104	(1)	Quidel Corp.	529,211	0.4
394	(1)	Repligen Corp.	111,494	0.1
2,877	(1)	Staar Surgical Co.	444,410	0.3
509		STERIS Public Ltd. Co.	109,440	0.1
1,010	(1)	Tandem Diabetes Care, Inc.	113,292	0.1
4,169	(1)	Tenet Healthcare Corp.	314,134	0.2
2,727	(1)	United Therapeutics Corp.	585,978	0.4
1,156	(1)	Veeva Systems, Inc.	383,769	0.3
			15,249,481	10.4

		Industrials: 17.5%
4,771		Acuity Brands, Inc.	880,393	0.6
679		Advanced Drainage Systems, Inc.	77,508	0.1
6,556		AGCO Corp.	902,237	0.6
1,644		Allegion Public Ltd.	236,720	0.2
7,557		Allison Transmission Holdings, Inc.	279,458	0.2
2,403		Ametek, Inc.	326,736	0.2
1,468		AO Smith Corp.	106,753	0.1
7,237	(1)	ASGN, Inc.	811,919	0.5
1,248	(1)	Avis Budget Group, Inc.	113,256	0.1
1,888	(1)	Axon Enterprise, Inc.	343,370	0.2

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Industrials: (continued)
1,803		Brink's Co.	$ 140,922	0.1
4,896	(1)	Builders FirstSource, Inc.	260,908	0.2
2,256	(1)	CACI International, Inc.	581,010	0.4
4,784		Carlisle Cos., Inc.	1,008,180	0.7
2,727	(1)	Clarivate PLC	68,693	0.0
8,436	(1)	Clean Harbors, Inc.	865,702	0.6
2,032	(1)	Colfax Corp.	97,881	0.1
3,144	(1)	Copart, Inc.	453,742	0.3
3,550	(1)	CoStar Group, Inc.	300,827	0.2
9,130		Crane Co.	929,160	0.6
2,605		Curtiss-Wright Corp.	317,237	0.2
3,402	(1)	Dycom Industries, Inc.	256,273	0.2
8,793		EMCOR Group, Inc.	1,068,349	0.7
5,623		EnerSys	475,650	0.3
4,357		Fortive Corp.	321,852	0.2
1,534		Fortune Brands Home & Security, Inc.	149,366	0.1
767	(1)	Generac Holdings, Inc.	335,164	0.2
1,523		Graco, Inc.	119,434	0.1
2,943	(1)	GXO Logistics, Inc.	240,708	0.2
7,453		Herman Miller, Inc.	313,250	0.2
5,254		Hubbell, Inc.	1,082,902	0.7
8,767	(1)	IAA, Inc.	465,703	0.3
11,687		ITT, Inc.	1,118,095	0.8
20,062		KBR, Inc.	781,214	0.5
15,546		Knight-Swift Transportation Holdings, Inc.	807,304	0.5
215		Lennox International, Inc.	72,064	0.0
4,332		Manpowergroup, Inc.	525,991	0.4
2,507		Masco Corp.	152,225	0.1
4,008	(1)	Mastec, Inc.	366,491	0.2
1,503	(1)	Middleby Corp.	274,959	0.2
349		Nordson Corp.	83,271	0.1
20,148		nVent Electric PLC	692,285	0.5
344		Old Dominion Freight Line	99,320	0.1
4,514		Oshkosh Corp.	517,214	0.3
10,947		Owens Corning, Inc.	1,045,986	0.7
7,088		Regal Beloit Corp.	1,059,089	0.7
576		Rockwell Automation, Inc.	187,459	0.1
9,444		Ryder System, Inc.	750,704	0.5
4,155		Simpson Manufacturing Co., Inc.	470,138	0.3
2,974	(1)	Sunrun, Inc.	131,599	0.1
9,179		Terex Corp.	468,588	0.3
911		Tetra Tech, Inc.	131,038	0.1
11,820		Timken Co.	869,243	0.6
793		Toro Co.	87,182	0.1
813	(1)	Trex Co., Inc.	89,235	0.1
237	(1)	United Rentals, Inc.	83,578	0.1
4,772	(1)	Univar Solutions, Inc.	112,667	0.1
4,639		Woodward, Inc.	561,041	0.4
2,943	(1)	XPO Logistics, Inc.	255,776	0.2
			25,725,019	17.5

		Information Technology: 14.2%
1,678	(1)	Akamai Technologies, Inc.	190,034	0.1
2,316		Alliance Data Systems Corp.	227,223	0.2
3,082		Amdocs Ltd.	237,407	0.2
10,945		Amkor Technology, Inc.	300,659	0.2
9,731	(1)	Arrow Electronics, Inc.	1,179,592	0.8
1,263	(1)	Avalara, Inc.	226,961	0.2
17,287		Avnet, Inc.	699,432	0.5
6,092		Brooks Automation, Inc.	517,576	0.3
1,991	(1)	Cadence Design Systems, Inc.	325,489	0.2
805	(1)	Ceridian HCM Holding, Inc.	90,442	0.1
10,595	(1)	Ciena Corp.	605,292	0.4
9,586		Cognex Corp.	849,511	0.6
9,999	(1)	Commvault Systems, Inc.	809,619	0.5
1,344	(1)	Concentrix Corp.	233,036	0.2
1,830	(1),(2)	Cree, Inc.	155,513	0.1
2,776	(1)	Datadog, Inc.	382,533	0.3
318	(1)	DocuSign, Inc.	94,204	0.1
12,815	(1)	Dropbox, Inc.	406,364	0.3
2,501	(1)	DXC Technology Co.	91,837	0.1
833	(1)	Elastic NV	132,905	0.1
595	(1)	EPAM Systems, Inc.	376,522	0.3
417	(1)	F5 Networks, Inc.	84,889	0.1
463	(1)	Fair Isaac Corp.	212,860	0.1
20,979		Genpact Ltd.	1,088,391	0.7
3,072	(1)	GoDaddy, Inc.	225,208	0.1
475	(1)	HubSpot, Inc.	325,123	0.2
5,407	(1)	II-VI, Inc.	340,533	0.2
2,561	(1)	j2 Global, Inc.	352,650	0.2
15,778		Jabil, Inc.	974,765	0.7
5,052	(1),(2)	Jamf Holding Corp.	177,578	0.1
1,680	(1)	Lumentum Holdings, Inc.	145,555	0.1
562	(1)	Manhattan Associates, Inc.	91,600	0.1
3,023		MAXIMUS, Inc.	263,273	0.2
3,446		MKS Instruments, Inc.	507,182	0.3
511		Monolithic Power Systems, Inc.	252,909	0.2
12,848		National Instruments Corp.	537,303	0.4
1,122	(1)	nCino, Inc.	69,575	0.0
5,661	(1)	NCR Corp.	240,479	0.2
865		NetApp, Inc.	76,925	0.0
753	(1)	Palo Alto Networks, Inc.	347,163	0.2
1,729	(1)	Paylocity Holding Corp.	465,447	0.3
17,406	(1)	Pure Storage, Inc. - Class A	449,597	0.3
4,460	(1)	Qualys, Inc.	523,515	0.4
7,836	(1)	Semtech Corp.	547,893	0.4
504	(1)	Silicon Laboratories, Inc.	79,441	0.0
2,645	(1)	SolarEdge Technologies, Inc.	766,468	0.5
2,136	(1)	Synaptics, Inc.	405,370	0.3
6,271		SYNNEX Corp.	796,856	0.5
1,031	(1)	Synopsys, Inc.	342,539	0.2
3,334		Teradyne, Inc.	404,881	0.3
3,312		Universal Display Corp.	690,850	0.5
28,890		Vishay Intertechnology, Inc.	634,713	0.4
4,968		Vontier Corp.	180,686	0.1
852	(1)	Zendesk, Inc.	105,307	0.1
			20,839,675	14.2

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares			Value	Percentage of Net Assets
COMMON STOCK: (continued)
		Materials: 6.1%
4,063		Ashland Global Holdings, Inc.	$ 370,180	0.3
3,761		Avient Corp.	195,910	0.1
13,037	(1)	Axalta Coating Systems Ltd.	398,150	0.3
11,668		Cabot Corp.	623,071	0.4
11,225		Chemours Co.	376,150	0.3
8,118	(1),(2)	Cleveland-Cliffs, Inc.	190,529	0.1
17,482		Commercial Metals Co.	570,263	0.4
7,126		Compass Minerals International, Inc.	476,943	0.3
4,307		Eagle Materials, Inc.	675,510	0.5
619		Eastman Chemical Co.	70,046	0.0
1,783		FMC Corp.	166,942	0.1
13,704		Huntsman Corp.	362,197	0.2
14,413		Louisiana-Pacific Corp.	914,361	0.6
4,800		Minerals Technologies, Inc.	377,472	0.3
321		NewMarket Corp.	112,263	0.1
2,870		Olin Corp.	143,041	0.1
1,232		PPG Industries, Inc.	196,566	0.1
8,157		Royal Gold, Inc.	908,119	0.6
10,507		RPM International, Inc.	864,621	0.6
547		Scotts Miracle-Gro Co.	85,786	0.1
10,693		Steel Dynamics, Inc.	721,671	0.5
7,527		United States Steel Corp.	201,347	0.1
			9,001,138	6.1

		Real Estate: 9.7%
12,701		American Campus Communities, Inc.	645,846	0.4
3,382		American Homes 4 Rent	141,841	0.1
17,729		Apartment Income REIT Corp.	900,988	0.6
34,638		Brixmor Property Group, Inc.	812,261	0.5
608		Camden Property Trust	91,224	0.1
26,172		Corporate Office Properties Trust SBI MD	737,527	0.5
4,871		EastGroup Properties, Inc.	878,046	0.6
15,260		First Industrial Realty Trust, Inc.	854,407	0.6
8,165		Gaming and Leisure Properties, Inc.	402,535	0.3
19,217		Highwoods Properties, Inc.	878,025	0.6
17,573		Hudson Pacific Properties, Inc.	463,576	0.3
12,665		Invitation Homes, Inc.	521,545	0.4
3,143	(1)	Jones Lang LaSalle, Inc.	761,958	0.5
10,299		Kimco Realty Corp.	224,415	0.2
4,516		Lamar Advertising Co.	514,056	0.3
8,305		Life Storage, Inc.	1,033,474	0.7
7,221		Medical Properties Trust, Inc.	147,886	0.1
13,336		National Retail Properties, Inc.	634,927	0.4
6,792		National Storage Affiliates Trust	388,842	0.3
22,049		Omega Healthcare Investors, Inc.	739,303	0.5
12,980		PotlatchDeltic Corp.	674,311	0.5
19,591		Sabra Healthcare REIT, Inc.	313,456	0.2
18,636		Spirit Realty Capital, Inc.	964,786	0.7
1,019		Sun Communities, Inc.	205,318	0.1
9,877		Weyerhaeuser Co.	355,572	0.2
			14,286,125	9.7

		Utilities: 3.6%
936		American Water Works Co., Inc.	170,586	0.1
9,527		Black Hills Corp.	670,034	0.5
4,146		Brookfield Renewable Corp.	181,636	0.1
3,040		Entergy Corp.	336,254	0.2
1,475		Essential Utilities, Inc.	73,204	0.1
5,700		Evergy, Inc.	390,165	0.3
19,106		MDU Resources Group, Inc.	614,640	0.4
13,051		National Fuel Gas Co.	676,172	0.5
5,251		NorthWestern Corp.	333,964	0.2
1,261		Public Service Enterprise Group, Inc.	80,628	0.1
2,925		Southwest Gas Holdings, Inc.	205,657	0.1
4,218		Spire, Inc.	281,341	0.2
26,011		UGI Corp.	1,204,570	0.8
			5,218,851	3.6

		Total Common Stock
		(Cost $106,681,141)	146,317,605	99.5

EXCHANGE-TRADED FUNDS: 0.3%
1,754		iShares Core S&P Mid-Cap ETF	482,473	0.3

		Total Exchange-Traded Funds
		(Cost $470,922)	482,473	0.3

		Total Long-Term Investments
		(Cost $107,152,063)	146,800,078	99.8

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.8%
		Repurchase Agreements: 0.6%
923,365	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 08/31/21, 0.05%, due 09/01/21 (Repurchase Amount $923,366, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.250%, Market Value plus accrued interest $941,832, due 09/09/21-08/20/51)
		(Cost $923,365)	923,365	0.6

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.2%
282,000	(4) BlackRock Liquidity Funds, FedFund, Institutional Class, 0.030%
	(Cost $282,000)	$ 282,000	0.2

	Total Short-Term Investments
	(Cost $1,205,365)	1,205,365	0.8

	Total Investments in Securities (Cost $108,357,428)	$ 148,005,443	100.6
	Liabilities in Excess of Other Assets	(925,043)	(0.6)
	Net Assets	$ 147,080,400	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(4)	Rate shown is the 7-day yield as of August 31, 2021.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of August 31, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at August 31, 2021
Asset Table
Investments, at fair value
Common Stock*	$146,317,605	$–	$–	$146,317,605
Exchange-Traded Funds	482,473	–	–	482,473
Short-Term Investments	282,000	923,365	–	1,205,365
Total Investments, at fair value	$147,082,078	$923,365	$–	$148,005,443

*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

Voya Mid Cap Research Enhanced Index Fund	PORTFOLIO OF INVESTMENTS
as of August 31, 2021 (Unaudited) (Continued)

At August 31, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $108,906,166.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$41,210,920
Gross Unrealized Depreciation	(2,111,643)
Net Unrealized Appreciation	$39,099,277